BUSINESS AND LIQUIDITY - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
BUSINESS AND LIQUIDITY
Net loss	$ (23,133,168)	$ (8,933,480)
Net cash used in operating activities	(4,082,062)	(6,534,939)
Accumulated deficit	(57,946,115)	(34,812,947)
Cash	$ 763,814	$ 411,936	$ 3,794,409